Nature of business and summary of significant accounting policies - Advertising (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Advertising expense	$ 5.8	$ 6.7